Share-based Compensation - Schedule of fair value of stock options and Restricted stock units granted (Details)	12 Months Ended
	Jul. 31, 2021 Year $ / shares	Jul. 31, 2020 Year $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (weighted average)	$ 17.03	$ 26.04
Share price (weighted average)	$ 17.19	$ 26.44
Risk-free interest rate (weighted average)	1.24%	1.79%
Expected life (years) of options (weighted average) | Year	5	5
Expected annualized volatility (weighted average)	85.00%	75.00%